Commitment (Details) - Schedule of operating lease commitment	Sep. 30, 2022 USD ($)
Schedule Of Operating Lease Commitment Abstract
2023	$ 70,345
2024	70,345
2025	70,345
2026	70,345
2027	70,345
Thereafter	17,586
Total	$ 369,311